Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document Type	20-F
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	SASOL LTD
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0000314590
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Sasol ordinary shares of no par value
Entity Common Stock, Shares Outstanding	624,696,971
Sasol BEE ordinary shares of no par value
Entity Common Stock, Shares Outstanding	6,331,347